COSTS AND ESTIMATED EARNINGS IN EXCESS OF BILLINGS (Details Textual) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Costs In Excess Of Billings And Billings In Excess Of Costs Incurred [Line Items]
Contracts Completed But Still Within Warranty Period Current	$ 16,442,345	$ 16,548,951
Contract Amount For Warranty Period Expected To Be Collected	$ 989,360	$ 694,786